Restructuring Charges (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Restructuring Charges
Incurred	$ 1,319	$ 2,028	$ 6,483	$ 4,988	$ 10,751	$ 14,086
Accrued restructuring liability	6,504		4,598	6,504		12,318
2012 Plan
Restructuring Charges
Incurred				4,992		14,086
Paid				(9,966)		(4,263)
Accrued restructuring liability	5,379			5,379		10,353
Lease & Other Contract Termination Cost | 2012 Plan
Restructuring Charges
Incurred				1,885
Paid				(5,902)
Accrued restructuring liability	2,278			2,278		6,295
Severance | 2012 Plan
Restructuring Charges
Incurred				3,107
Paid				(4,064)
Accrued restructuring liability	$ 3,101			$ 3,101		$ 4,058